Guarantor Subsidiaries (Schedule of Condensed Financial Statements) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Consolidating Statements of Income [Abstract]
Revenue, Net	$ 1,536,169	$ 1,515,168	$ 1,503,116	$ 1,458,945	$ 1,462,198	$ 1,430,920	$ 1,465,083	$ 1,520,263	$ 6,013,398	$ 5,878,464	$ 5,896,606
Cost of Goods and Services Sold	1,176,497	1,163,197	1,143,601	1,109,241	1,106,722	1,082,554	1,120,048	1,173,718	4,592,536	4,483,042	4,603,620
Gross Profit	359,672	351,971	359,515	349,704	355,476	348,366	345,035	346,545	1,420,862	1,395,422	1,292,986
Selling, General and Administrative Expense	190,904	182,668	191,915	190,693	202,639	191,753	189,668	187,944	756,180	772,004	722,167
Provision for Doubtful Accounts	24,448	24,963	26,140	24,010	26,511	23,695	23,728	24,061	99,561	97,995	97,034
Litigation And Other Professional Fees	(2,150)	143,484	3,512	22,619	11,148	4,931	26,093	7,203	167,465	49,375	55,031
Other Cost and Expense, Operating	2,896	61,632	31,268	4,006	2,046	2,946	49,209	11,512	99,802	65,713	16,093
Operating Income (Loss)	143,574	(60,776)	106,680	108,376	113,132	125,041	56,337	115,825	297,854	410,335	402,661
Interest Income (Expense), Net	(29,859)	(34,925)	(29,624)	(29,462)	(29,659)	(39,036)	(35,574)	(30,834)	(123,870)	(135,103)	(160,103)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	113,715	(95,701)	77,056	78,914	83,473	86,005	20,763	84,991	173,984	275,232	242,558
Income Tax Expense (Benefit)	55,088	(26,350)	29,754	30,600	30,304	29,988	8,140	34,857	89,092	103,289	99,779
Income (loss) from continuing operations	58,627	(69,351)	47,302	48,314	53,169	56,017	12,623	50,134	84,892	171,943	142,779
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(142,323)	3,042	4,917	6,040	5,849	5,408	6,069	5,605	(128,324)	22,931	(55,855)
Income (Loss) from Equity Method Investments									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(83,696)	(66,309)	52,219	54,354	59,018	61,425	18,692	55,739	(43,432)	194,874	86,924
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(43,153)	194,744	80,952
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	356,001				444,620				356,001	444,620	577,528	492,299
Restricted Cash and Investments, Current	5				1,066				5	1,066
Accounts Receivable, Net, Current	695,684				822,055				695,684	822,055
Inventory, Net	512,418				374,620				512,418	374,620
Deferred Tax Assets, Net of Valuation Allowance, Current	135,094				136,186				135,094	136,186
Other Assets, Current	265,531				252,498				265,531	252,498
Assets of Disposal Group, Including Discontinued Operation, Current	49,995				57,814				49,995	57,814
Assets, Current	2,014,728				2,088,859				2,014,728	2,088,859
Property, Plant and Equipment, Net	305,888				272,860				305,888	272,860
Goodwill	4,057,456				4,061,303				4,057,456	4,061,303	4,054,923
Intangible Assets, Net (Excluding Goodwill)	129,974				165,099				129,974	165,099
Other Assets, Noncurrent	96,722				163,264				96,722	163,264
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0				0				0	0
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	87,078				237,879				87,078	237,879
Assets	6,691,846				6,989,264				6,691,846	6,989,264
Current liabilities of continuing operations	1,114,311				465,251				1,114,311	465,251
Liabilities, Current	1,133,157				482,014				1,133,157	482,014
Liabilities of Disposal Group, Including Discontinued Operation, Current	18,846				16,763				18,846	16,763
Long-term Debt, Excluding Current Maturities	1,418,819				2,030,030				1,418,819	2,030,030
Deferred Tax Liabilities, Net, Noncurrent	1,012,733				914,660				1,012,733	914,660
Other Liabilities, Noncurrent	53,835				53,874				53,835	53,874
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,398				2,974				1,398	2,974
Temporary Equity, Liquidation Preference	331,101				0				331,101	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,740,803				3,505,712				2,740,803	3,505,712	3,795,436	3,818,761
Liabilities and Equity	6,691,846				6,989,264				6,691,846	6,989,264
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									467,060	544,484	550,022
Payments to Acquire Businesses, Net of Cash Acquired									(3,895)	(34,873)	(101,933)
Divestiture of business, net									11,658	19,207	13,099
Payments to Acquire Property, Plant, and Equipment									(95,015)	(96,924)	(60,717)
Payments to Acquire Marketable Securities									(365)	(25,018)	0
Increase (decrease) in cash transfers to trusts for employee benefit costs									1,061	1,326	(275)
Consolidated Other Proceeds from (expenditures in) Investing Activities									(1,007)	(3,052)	(5,585)
Net Cash Provided by (Used in) Investing Activities									(87,563)	(139,334)	(155,411)
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									(21,250)	(24,688)	(5,625)
Proceeds from long term borrowings and obligations									0	425,000	600,000
Repayments of Other Long-term Debt									(192,322)	(453,573)	(776,996)
Payments of Debt Issuance Costs									(5,660)	(7,566)	(13,780)
Proceeds from (Repayments of) Bank Overdrafts									473	(14,927)	11,674
Payments for Repurchase of Common Stock									(220,971)	(388,968)	(140,127)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									15,819	24,951	30,712
Payments of Ordinary Dividends, Common Stock									(62,928)	(45,214)	(17,217)
Consolidated Other Proceeds from (used in) Financing Activities									9,130	1,912	2,527
Option indexed to issuers equity cash paid									0	(48,126)	0
Net Cash Provided by (Used in) Financing Activities									(477,709)	(531,199)	(308,832)
Cash and Cash Equivalents, Period Increase (Decrease)									(98,212)	(126,049)	85,779
Net Cash Provided by (Used in) Discontinued Operations									(9,593)	6,859	550
Net Cash Provided by (Used in) Continuing Operations									(88,619)	(132,908)	85,229
Parent Company [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									0	0	0
Cost of Goods Sold									0	0	0
Gross Profit									0	0	0
Selling, General and Administrative Expense									4,802	4,816	15,579
Provision for Doubtful Accounts									0	0	0
Litigation And Other Professional Fees									0	0	0
Other Cost and Expense, Operating									0	35,092	0
Operating Income (Loss)									(4,802)	(39,908)	(15,579)
Interest Income (Expense), Net									(122,404)	(133,368)	(158,621)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(127,206)	(173,276)	(174,200)
Income Tax Expense (Benefit)									(48,923)	(66,763)	(66,753)
Income (loss) from continuing operations									(78,283)	(106,513)	(107,447)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Income (Loss) from Equity Method Investments									34,851	301,387	194,371
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(43,432)	194,874	86,924
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(43,153)	194,744	80,952
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	275,910				383,674				275,910	383,674	460,253	460,778
Restricted Cash and Investments, Current	0				0				0	0
Accounts Receivable, Net, Current	0				0				0	0
Inventory, Net	0				0				0	0
Deferred Tax Assets, Net of Valuation Allowance, Current	0				0				0	0
Other Assets, Current	1,989				1,765				1,989	1,765
Assets of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Assets, Current	277,899				385,439				277,899	385,439
Property, Plant and Equipment, Net	0				0				0	0
Goodwill	0				0				0	0
Intangible Assets, Net (Excluding Goodwill)	0				0				0	0
Other Assets, Noncurrent	41,825				75,336				41,825	75,336
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	5,131,280				5,453,702				5,131,280	5,453,702
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Assets	5,451,004				5,914,477				5,451,004	5,914,477
Current liabilities of continuing operations	610,232				60,454				610,232	60,454
Liabilities of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Long-term Debt, Excluding Current Maturities	1,405,628				2,012,807				1,405,628	2,012,807
Deferred Tax Liabilities, Net, Noncurrent	363,240				335,504				363,240	335,504
Other Liabilities, Noncurrent	0				0				0	0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Temporary Equity, Liquidation Preference	331,101								331,101
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,740,803				3,505,712				2,740,803	3,505,712
Liabilities and Equity	5,451,004				5,914,477				5,451,004	5,914,477
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									(16,598)	(88,461)	(118,642)
Payments to Acquire Businesses, Net of Cash Acquired									0	0	0
Divestiture of business, net									0	0	0
Payments to Acquire Property, Plant, and Equipment									0	0	0
Payments to Acquire Marketable Securities									0	(25,514)
Increase (decrease) in cash transfers to trusts for employee benefit costs									0	0	0
Consolidated Other Proceeds from (expenditures in) Investing Activities									(227)	0	0
Net Cash Provided by (Used in) Investing Activities									(227)	(25,514)	0
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									(21,250)	(24,688)	(5,625)
Proceeds from long term borrowings and obligations									0	425,000	600,000
Repayments of Other Long-term Debt									(192,322)	(453,573)	(777,609)
Payments of Debt Issuance Costs									(5,660)	(7,566)	(13,780)
Proceeds from (Repayments of) Bank Overdrafts									(9,968)	(12)	5,921
Payments for Repurchase of Common Stock									(220,971)	(388,968)	(140,127)
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									15,819	24,951	30,712
Payments of Ordinary Dividends, Common Stock									(62,928)	(45,214)	(17,217)
Consolidated Other Proceeds from (used in) Financing Activities									406,341	555,592	435,842
Option indexed to issuers equity cash paid									0	48,126
Net Cash Provided by (Used in) Financing Activities									(90,939)	37,396	118,117
Cash and Cash Equivalents, Period Increase (Decrease)									(107,764)	(76,579)	(525)
Net Cash Provided by (Used in) Discontinued Operations									0	0	0
Net Cash Provided by (Used in) Continuing Operations									(107,764)	(76,579)	(525)
Guarantor Subsidiaries [Member] | Senior Notes Payable [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									5,890,052	5,744,768	5,774,760
Cost of Goods Sold									4,520,958	4,399,305	4,522,575
Gross Profit									1,369,094	1,345,463	1,252,185
Selling, General and Administrative Expense									733,529	745,864	695,240
Provision for Doubtful Accounts									97,612	96,460	95,121
Litigation And Other Professional Fees									167,465	49,375	55,031
Other Cost and Expense, Operating									92,531	34,633	16,093
Operating Income (Loss)									277,957	419,131	390,700
Interest Income (Expense), Net									(1,102)	(1,089)	(1,476)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									276,855	418,042	389,224
Income Tax Expense (Benefit)									125,859	159,786	155,982
Income (loss) from continuing operations									150,996	258,256	233,242
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(6,064)	84	20
Income (Loss) from Equity Method Investments									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									144,932	258,340	233,262
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									144,932	258,340	233,262
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	68,050				49,108				68,050	49,108	99,441	15,802
Restricted Cash and Investments, Current	5				1,066				5	1,066
Accounts Receivable, Net, Current	693,729				814,863				693,729	814,863
Inventory, Net	505,567				368,671				505,567	368,671
Deferred Tax Assets, Net of Valuation Allowance, Current	135,148				137,736				135,148	137,736
Other Assets, Current	242,161				246,687				242,161	246,687
Assets of Disposal Group, Including Discontinued Operation, Current	12,305				8,925				12,305	8,925
Assets, Current	1,656,965				1,627,056				1,656,965	1,627,056
Property, Plant and Equipment, Net	301,200				266,270				301,200	266,270
Goodwill	4,028,651				4,024,263				4,028,651	4,024,263
Intangible Assets, Net (Excluding Goodwill)	127,798				162,078				127,798	162,078
Other Assets, Noncurrent	54,834				92,859				54,834	92,859
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0				(33)				0	(33)
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	3,762				9,101				3,762	9,101
Assets	6,173,210				6,181,594				6,173,210	6,181,594
Current liabilities of continuing operations	793,461				570,272				793,461	570,272
Liabilities of Disposal Group, Including Discontinued Operation, Current	1,894				596				1,894	596
Long-term Debt, Excluding Current Maturities	13,191				17,223				13,191	17,223
Deferred Tax Liabilities, Net, Noncurrent	635,640				559,405				635,640	559,405
Other Liabilities, Noncurrent	52,072				65,187				52,072	65,187
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	176				178				176	178
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	4,676,776				4,968,733				4,676,776	4,968,733
Liabilities and Equity	6,173,210				6,181,594				6,173,210	6,181,594
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									500,180	626,615	662,628
Payments to Acquire Businesses, Net of Cash Acquired									(3,895)	(34,873)	(101,933)
Divestiture of business, net									1,250	19,207	13,099
Payments to Acquire Property, Plant, and Equipment									(93,566)	(94,527)	(58,308)
Payments to Acquire Marketable Securities									(365)	0
Increase (decrease) in cash transfers to trusts for employee benefit costs									1,061	1,326	(275)
Consolidated Other Proceeds from (expenditures in) Investing Activities									1,047	(164)	(3,574)
Net Cash Provided by (Used in) Investing Activities									(94,468)	(109,031)	(150,991)
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									0	0	0
Proceeds from long term borrowings and obligations									0	0	0
Repayments of Other Long-term Debt									0	0	613
Payments of Debt Issuance Costs									0	0	0
Proceeds from (Repayments of) Bank Overdrafts									10,441	(14,915)	5,753
Payments for Repurchase of Common Stock									0	0	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									0	0	0
Payments of Ordinary Dividends, Common Stock									0	0	0
Consolidated Other Proceeds from (used in) Financing Activities									(397,211)	(552,986)	(434,889)
Option indexed to issuers equity cash paid									0	0
Net Cash Provided by (Used in) Financing Activities									(386,770)	(567,901)	(428,523)
Cash and Cash Equivalents, Period Increase (Decrease)									18,942	(50,317)	83,114
Net Cash Provided by (Used in) Discontinued Operations									0	(16)	525
Net Cash Provided by (Used in) Continuing Operations									18,942	(50,333)	83,639
Guarantor Subsidiaries [Member] | Convertible SeniorDebentures [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									0	0	0
Cost of Goods Sold									0	0	0
Gross Profit									0	0	0
Selling, General and Administrative Expense									1,732	1,438	1,467
Provision for Doubtful Accounts									0	0	0
Litigation And Other Professional Fees									0	0	0
Other Cost and Expense, Operating									0	0	0
Operating Income (Loss)									(1,732)	(1,438)	(1,467)
Interest Income (Expense), Net									0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(1,732)	(1,438)	(1,467)
Income Tax Expense (Benefit)									(666)	(557)	(562)
Income (loss) from continuing operations									(1,066)	(881)	(905)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Income (Loss) from Equity Method Investments									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(1,066)	(881)	(905)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(1,066)	(881)	(905)
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	0				0				0	0	0	0
Restricted Cash and Investments, Current	0				0				0	0
Accounts Receivable, Net, Current	210				204				210	204
Inventory, Net	0				0				0	0
Deferred Tax Assets, Net of Valuation Allowance, Current	0				0				0	0
Other Assets, Current	0				0				0	0
Assets of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Assets, Current	210				204				210	204
Property, Plant and Equipment, Net	19				22				19	22
Goodwill	0				0				0	0
Intangible Assets, Net (Excluding Goodwill)	0				0				0	0
Other Assets, Noncurrent	19				19				19	19
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0				0				0	0
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Assets	248				245				248	245
Current liabilities of continuing operations	0				54				0	54
Liabilities of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Long-term Debt, Excluding Current Maturities	0				0				0	0
Deferred Tax Liabilities, Net, Noncurrent	0				0				0	0
Other Liabilities, Noncurrent	0				0				0	0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	248				191				248	191
Liabilities and Equity	248				245				248	245
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									0	0	0
Payments to Acquire Businesses, Net of Cash Acquired									0	0	0
Divestiture of business, net									0	0	0
Payments to Acquire Property, Plant, and Equipment									0	0	0
Payments to Acquire Marketable Securities									0	0
Increase (decrease) in cash transfers to trusts for employee benefit costs									0	0	0
Consolidated Other Proceeds from (expenditures in) Investing Activities									0	0	0
Net Cash Provided by (Used in) Investing Activities									0	0	0
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									0	0	0
Proceeds from long term borrowings and obligations									0	0	0
Repayments of Other Long-term Debt									0	0	0
Payments of Debt Issuance Costs									0	0
Proceeds from (Repayments of) Bank Overdrafts									0	0	0
Payments for Repurchase of Common Stock									0	0	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									0	0	0
Payments of Ordinary Dividends, Common Stock									0	0	0
Consolidated Other Proceeds from (used in) Financing Activities									0		0
Option indexed to issuers equity cash paid									0	0
Net Cash Provided by (Used in) Financing Activities									0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)									0	0	0
Net Cash Provided by (Used in) Discontinued Operations									0	0	0
Net Cash Provided by (Used in) Continuing Operations									0	0	0
Non-Guarantor Subsidiaries [Member] | Senior Notes Payable [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									123,346	133,696	121,846
Cost of Goods Sold									71,578	83,737	81,045
Gross Profit									51,768	49,959	40,801
Selling, General and Administrative Expense									17,849	21,324	11,348
Provision for Doubtful Accounts									1,949	1,535	1,913
Litigation And Other Professional Fees									0	0	0
Other Cost and Expense, Operating									7,271	(4,012)	0
Operating Income (Loss)									24,699	31,112	27,540
Interest Income (Expense), Net									(364)	(646)	(6)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									24,335	30,466	27,534
Income Tax Expense (Benefit)									12,156	10,266	10,550
Income (loss) from continuing operations									12,179	20,200	16,984
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(122,260)	22,847	(55,875)
Income (Loss) from Equity Method Investments									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(110,081)	43,047	(38,891)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(110,081)	44,431	(43,582)
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	12,041				11,838				12,041	11,838	17,834	15,719
Restricted Cash and Investments, Current	0				0				0	0
Accounts Receivable, Net, Current	315,323				197,263				315,323	197,263
Inventory, Net	6,851				5,949				6,851	5,949
Deferred Tax Assets, Net of Valuation Allowance, Current	0				0				0	0
Other Assets, Current	21,381				14,871				21,381	14,871
Assets of Disposal Group, Including Discontinued Operation, Current	37,690				48,889				37,690	48,889
Assets, Current	393,286				278,810				393,286	278,810
Property, Plant and Equipment, Net	4,688				6,590				4,688	6,590
Goodwill	28,805				37,040				28,805	37,040
Intangible Assets, Net (Excluding Goodwill)	2,176				3,021				2,176	3,021
Other Assets, Noncurrent	63				11,382				63	11,382
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0				33				0	33
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	83,316				228,778				83,316	228,778
Assets	512,334				565,654				512,334	565,654
Current liabilities of continuing operations	23,986				35,421				23,986	35,421
Liabilities of Disposal Group, Including Discontinued Operation, Current	16,952				16,167				16,952	16,167
Long-term Debt, Excluding Current Maturities	0				5,000				0	5,000
Deferred Tax Liabilities, Net, Noncurrent	13,907				21,301				13,907	21,301
Other Liabilities, Noncurrent	1,763				0				1,763	0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,222				2,796				1,222	2,796
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	454,504				484,969				454,504	484,969
Liabilities and Equity	512,334				565,654				512,334	565,654
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									(16,522)	6,330	6,036
Payments to Acquire Businesses, Net of Cash Acquired									0	0	0
Divestiture of business, net									10,408	0	0
Payments to Acquire Property, Plant, and Equipment									(1,449)	(2,397)	(2,409)
Payments to Acquire Marketable Securities									0	496
Increase (decrease) in cash transfers to trusts for employee benefit costs									0	0	0
Consolidated Other Proceeds from (expenditures in) Investing Activities									(1,827)	(2,888)	(2,011)
Net Cash Provided by (Used in) Investing Activities									7,132	(4,789)	(4,420)
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									0	0	0
Proceeds from long term borrowings and obligations									0	0	0
Repayments of Other Long-term Debt									0	0	0
Payments of Debt Issuance Costs									0	0	0
Proceeds from (Repayments of) Bank Overdrafts									0	0	0
Payments for Repurchase of Common Stock									0	0	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									0	0	0
Payments of Ordinary Dividends, Common Stock									0	0	0
Consolidated Other Proceeds from (used in) Financing Activities									0	(694)	1,574
Option indexed to issuers equity cash paid									0	0
Net Cash Provided by (Used in) Financing Activities									0	(694)	1,574
Cash and Cash Equivalents, Period Increase (Decrease)									(9,390)	847	3,190
Net Cash Provided by (Used in) Discontinued Operations									9,593	(6,843)	(1,075)
Net Cash Provided by (Used in) Continuing Operations									203	(5,996)	2,115
Non-Guarantor Subsidiaries [Member] | Convertible SeniorDebentures [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									6,013,398	5,878,464	5,896,606
Cost of Goods Sold									4,592,536	4,483,042	4,603,620
Gross Profit									1,420,862	1,395,422	1,292,986
Selling, General and Administrative Expense									749,646	765,750	705,121
Provision for Doubtful Accounts									99,561	97,995	97,034
Litigation And Other Professional Fees									167,465	49,375	55,031
Other Cost and Expense, Operating									99,802	30,621	16,093
Operating Income (Loss)									304,388	451,681	419,707
Interest Income (Expense), Net									(1,466)	(1,735)	(1,482)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									302,922	449,946	418,225
Income Tax Expense (Benefit)									138,681	170,609	167,094
Income (loss) from continuing operations									164,241	279,337	251,131
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(128,324)	22,931	(55,855)
Income (Loss) from Equity Method Investments									0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									35,917	302,268	195,276
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									35,917	303,652	190,585
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	80,091				60,946				80,091	60,946	117,275	31,521
Restricted Cash and Investments, Current	5				1,066				5	1,066
Accounts Receivable, Net, Current	695,684				822,055				695,684	822,055
Inventory, Net	512,418				374,620				512,418	374,620
Deferred Tax Assets, Net of Valuation Allowance, Current	135,094				137,736				135,094	137,736
Other Assets, Current	263,542				250,733				263,542	250,733
Assets of Disposal Group, Including Discontinued Operation, Current	49,995				57,814				49,995	57,814
Assets, Current	1,736,829				1,704,970				1,736,829	1,704,970
Property, Plant and Equipment, Net	305,869				272,838				305,869	272,838
Goodwill	4,057,456				4,061,303				4,057,456	4,061,303
Intangible Assets, Net (Excluding Goodwill)	129,974				165,099				129,974	165,099
Other Assets, Noncurrent	54,878				87,909				54,878	87,909
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0				0				0	0
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	87,078				237,879				87,078	237,879
Assets	6,372,084				6,529,998				6,372,084	6,529,998
Current liabilities of continuing operations	504,289				404,947				504,289	404,947
Liabilities of Disposal Group, Including Discontinued Operation, Current	18,846				16,763				18,846	16,763
Long-term Debt, Excluding Current Maturities	13,191				17,223				13,191	17,223
Deferred Tax Liabilities, Net, Noncurrent	649,493				580,706				649,493	580,706
Other Liabilities, Noncurrent	53,835				53,874				53,835	53,874
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	1,398				2,974				1,398	2,974
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,131,032				5,453,511				5,131,032	5,453,511
Liabilities and Equity	6,372,084				6,529,998				6,372,084	6,529,998
Condensed Consolidating Statements of Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities									483,658	632,945	668,664
Payments to Acquire Businesses, Net of Cash Acquired									(3,895)	(34,873)	(101,933)
Divestiture of business, net									11,658	19,207	13,099
Payments to Acquire Property, Plant, and Equipment									(95,015)	(96,924)	(60,717)
Payments to Acquire Marketable Securities									(365)	496
Increase (decrease) in cash transfers to trusts for employee benefit costs									1,061	1,326	(275)
Consolidated Other Proceeds from (expenditures in) Investing Activities									(780)	(3,052)	(5,585)
Net Cash Provided by (Used in) Investing Activities									(87,336)	(113,820)	(155,411)
(Payments of) Proceeds from Revolving Credit Facility and Term Loans									0	0	0
Proceeds from long term borrowings and obligations									0	0	0
Repayments of Other Long-term Debt									0	0	613
Payments of Debt Issuance Costs									0	0	0
Proceeds from (Repayments of) Bank Overdrafts									10,441	(14,915)	5,753
Payments for Repurchase of Common Stock									0	0	0
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options									0	0	0
Payments of Ordinary Dividends, Common Stock									0	0	0
Consolidated Other Proceeds from (used in) Financing Activities									(397,211)	(553,680)	(433,315)
Option indexed to issuers equity cash paid									0	0
Net Cash Provided by (Used in) Financing Activities									(386,770)	(568,595)	(426,949)
Cash and Cash Equivalents, Period Increase (Decrease)									9,552	(49,470)	86,304
Net Cash Provided by (Used in) Discontinued Operations									9,593	6,859	(550)
Net Cash Provided by (Used in) Continuing Operations									19,145	(56,329)	85,754
Consolidating, Eliminating Adjustments [Member] | Senior Notes Payable [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									0	0	0
Cost of Goods Sold									0	0	0
Gross Profit									0	0	0
Selling, General and Administrative Expense									0	0	0
Provision for Doubtful Accounts									0	0	0
Litigation And Other Professional Fees									0	0	0
Other Cost and Expense, Operating									0	0	0
Operating Income (Loss)									0	0	0
Interest Income (Expense), Net									0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									0	0	0
Income Tax Expense (Benefit)									0	0	0
Income (loss) from continuing operations									0	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Income (Loss) from Equity Method Investments									(34,851)	(301,387)	(194,371)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(34,851)	(301,387)	(194,371)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(34,851)	(302,771)	(189,680)
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	0				0				0	0
Restricted Cash and Investments, Current	0				0				0	0
Accounts Receivable, Net, Current	(313,368)				(190,071)				(313,368)	(190,071)
Inventory, Net	0				0				0	0
Deferred Tax Assets, Net of Valuation Allowance, Current	(54)				(1,550)				(54)	(1,550)
Other Assets, Current	0				(10,825)				0	(10,825)
Assets of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Assets, Current	(313,422)				(202,446)				(313,422)	(202,446)
Property, Plant and Equipment, Net	0				0				0	0
Goodwill	0				0				0	0
Intangible Assets, Net (Excluding Goodwill)	0				0				0	0
Other Assets, Noncurrent	0				(16,313)				0	(16,313)
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(5,131,280)				(5,453,702)				(5,131,280)	(5,453,702)
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Assets	(5,444,702)				(5,672,461)				(5,444,702)	(5,672,461)
Current liabilities of continuing operations	(313,368)				(200,896)				(313,368)	(200,896)
Liabilities of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Long-term Debt, Excluding Current Maturities	0				(5,000)				0	(5,000)
Deferred Tax Liabilities, Net, Noncurrent	(54)				(1,550)				(54)	(1,550)
Other Liabilities, Noncurrent	0				(11,313)				0	(11,313)
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(5,131,280)				(5,453,702)				(5,131,280)	(5,453,702)
Liabilities and Equity	(5,444,702)				(5,672,461)				(5,444,702)	(5,672,461)
Consolidating, Eliminating Adjustments [Member] | Convertible SeniorDebentures [Member]
Summary Consolidating Statements of Income [Abstract]
Revenue, Net									0	0	0
Cost of Goods Sold									0	0	0
Gross Profit									0	0	0
Selling, General and Administrative Expense									0	0	0
Provision for Doubtful Accounts									0	0	0
Litigation And Other Professional Fees									0	0	0
Other Cost and Expense, Operating									0	0	0
Operating Income (Loss)									0	0	0
Interest Income (Expense), Net									0	0	0
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									0	0	0
Income Tax Expense (Benefit)									0	0	0
Income (loss) from continuing operations									0	0	0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									0	0	0
Income (Loss) from Equity Method Investments									(34,851)	(301,387)	(194,371)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(34,851)	(301,387)	(194,371)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent									(34,851)	(302,771)	(189,680)
Condensed Consolidating Balance Sheets [Abstract]
Cash and Cash Equivalents, at Carrying Value	0				0				0	0
Restricted Cash and Investments, Current	0				0				0	0
Accounts Receivable, Net, Current	(210)				(204)				(210)	(204)
Inventory, Net	0				0				0	0
Deferred Tax Assets, Net of Valuation Allowance, Current	0				(1,550)				0	(1,550)
Other Assets, Current	0				0				0	0
Assets of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Assets, Current	(210)				(1,754)				(210)	(1,754)
Property, Plant and Equipment, Net	0				0				0	0
Goodwill	0				0				0	0
Intangible Assets, Net (Excluding Goodwill)	0				0				0	0
Other Assets, Noncurrent	0				0				0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(5,131,280)				(5,453,702)				(5,131,280)	(5,453,702)
Assets of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Assets	(5,131,490)				(5,455,456)				(5,131,490)	(5,455,456)
Current liabilities of continuing operations	(210)				(204)				(210)	(204)
Liabilities of Disposal Group, Including Discontinued Operation, Current	0				0				0	0
Long-term Debt, Excluding Current Maturities	0				0				0	0
Deferred Tax Liabilities, Net, Noncurrent	0				(1,550)				0	(1,550)
Other Liabilities, Noncurrent	0				0				0	0
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent	0				0				0	0
Temporary Equity, Liquidation Preference	0								0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(5,131,280)				(5,453,702)				(5,131,280)	(5,453,702)
Liabilities and Equity	$ (5,131,490)				$ (5,455,456)				$ (5,131,490)	$ (5,455,456)